Interests in associates, joint ventures and other investments - Summary of Aggregate Financial Performance and Net Asset Position of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income statement
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2		£ 14,887.3
Operating profit		1,431.4	1,908.2	[2]	2,063.1	[2]
Profit before taxation		1,463.3	2,109.3	[2]	1,890.5	[2]
Profit for the year		1,139.4	1,912.3	[2]	1,501.6	[2]
Balance sheet
Net assets		9,806.6	9,956.1	[2]
Associates and Joint Ventures [member]
Income statement
Revenue		3,685.8	3,800.8		2,254.5
Operating profit		378.4	440.4		308.3
Profit before taxation		194.7	381.9		237.2
Profit for the year		118.1	312.5		156.7
Balance sheet
Assets		2,940.9	3,192.9		4,223.1
Liabilities		(1,570.6)	(1,633.7)		(1,900.0)
Net assets		£ 1,370.3	£ 1,559.2		£ 2,323.1

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.